Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended				3 Months Ended			12 Months Ended
	Jan. 26, 2015	Mar. 31, 2012	Aug. 31, 2014	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 20, 2015	Oct. 05, 2012	Dec. 31, 2011
Stock Repurchase Program, Authorized Amount								$ 1,000		$ 1,000			$ 2,000
Partners' Capital Account, Units, Unit-based Compensation										42,300,000	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										3,000,000
Minimum beneficial percentage ownership, other than the Partnership's General Partner and its affiliates, no voting rights, not considered outstanding								20.00%		20.00%
Limited Partners' Capital Account, Units Outstanding								1,077,533,798		1,077,533,798	1,119,846,600	1,119,800,000			891,900,000
Limited Partner interest in the Partnership, percentage										99.46%
Gain from subsidiary issuances of common units										$ 744	$ (384)	$ 80
Class E Unit Distribution Rate								11.10%		11.10%
Class E Unit Maximum Distribution								$ 1.41		$ 1.41
Class F Unit Distribution Rate								35.00%		35.00%
Class F Unit Maximum Distribution								$ 3.75		$ 3.75
ETP [Member]
Common units issued through public offering				13,800,000		15,500,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan										6,100,000
Proceeds from issuance of common units				$ 657		$ 671
Stock Issued During Period, Value, Dividend Reinvestment Plan										$ 155	$ 109	$ 43
Common Units Remaining Available to be Issued Under Distribution Reinvestment Plan								7,300,000		7,300,000
Regency [Member]
Common units issued through public offering		12,700,000
Proceeds from issuance of common units		$ 297
Sunoco Logistics [Member]
Fees and Commissions										$ 5
Equity Distribution Agreement, maximum aggregate value of common units sold										1,250
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement										$ 477
Partners' Capital Account, Units, Sale of Units									7,700,000
Partners' Capital Account, Sale of Units									$ 362
Sunoco LP [Member]
Partners' Capital Account, Units, Sale of Units								9,100,000
Partners' Capital Account, Sale of Units								$ 405
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										3,080,000
Limited Partners' Capital Account, Units Outstanding								3,080,000		3,080,000	3,080,000
Class F Units [Member] | Sunoco [Member]
Partners' Capital Account, Units								40,000,000		40,000,000
Class H Units [Member]
Partners' Capital Account, Units								50,200,000		50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent								50.05%		50.05%
Holdco Transaction [Member]
Relinquishment Of Rights Of Incentive Distributions					$ 210
Holdco Transaction [Member] | Class G Units [Member]
Partners' Capital Account, Units														90,700,000
Hoover Midstream Acquisition [Member] | Regency [Member]
Stock Issued During Period, Shares, Acquisitions										4,000,000
Business Combination, Consideration Transferred										$ 293
PVR Acquisition [Member] | Regency [Member]
Stock Issued During Period, Shares, Acquisitions										140,400,000
Business Combination, Consideration Transferred										$ 5,700
Eagle Rock Midstream Acquisition [Member] | Regency [Member]
Stock Issued During Period, Shares, Acquisitions										8,200,000
Proceeds from Issuance of Common Stock										$ 400
Business Combination, Consideration Transferred										$ 1,300
Susser Merger [Member]
Relinquishment Of Rights Of Incentive Distributions					$ 350
Business Combination, Consideration Transferred			$ 875
Additional Units [Member] | Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										80,000
January 2013 [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold										$ 200
May 2013 [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold										$ 800
2013 Plans [Member]
Common Units Issued Inconnection With The Equity Distribution Agreement										2,700,000
Fees and Commissions										$ 2
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement										144
Equity Distribution Agreements, Value of Units Available to be Issued								$ 0		0
May 2014 [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold										1,000
November 2014 [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold										$ 1,500
2014 Plans [Member]
Common Units Issued Inconnection With The Equity Distribution Agreement										18,800,000
Fees and Commissions										$ 11
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement										1,080
Equity Distribution Agreements, Value of Units Available to be Issued								$ 1,410		$ 1,410
Issued to wholly-owned subsidiary of ETE [Member] | Regency [Member]
Stock Issued During Period, Shares, New Issues										14,400,000
Stock Issued During Period, Value, New Issues										$ 400
Issued to wholly-owned subsidiary of ETE [Member] | Eagle Rock Midstream Acquisition [Member] | Regency [Member]
Stock Issued During Period, Shares, New Issues										16,500,000
Stock Issued During Period, Value, New Issues										$ 400
2012 Agreement [Member] | Regency [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold										200
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement										34	$ 149
2014 Agreement [Member] | Regency [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold										400
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement										$ 395
2015 Agreement [Member] | Regency [Member]
Equity Distribution Agreement, maximum aggregate value of common units sold	$ 1,000
Class E Units [Member] | ETP [Member]
Limited Partners' Capital Account, Units Outstanding								8,900,000		8,900,000
Bakken Exchange [Member]
Partners' Capital Account, Units, Redeemed							30,800,000
Business Combination, Consideration Transferred							$ 879
Bakken Exchange [Member] | Parent Company [Member]
Percent of total equity ownership of a subsidiary														45.00%
Bakken Exchange [Member] | Class H Units [Member]
Allocation of Profits, Losses and Other by Sunoco, Percent							90.05%
Partners' Capital Account, Units, Redeemed							30,800,000
Bakken Exchange [Member] | Class I Units [Member]
Partners' Capital Account, Units							100